Schedule of RSU activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at beginning of the period		385,954,925
Weighted average grant date fair value per share, Beginning		$ 0.00
Number of warrants, Granted	40,000	731,393,807
Weighted average grant date fair value per share, Granted	$ 1.34	$ 0.00
Number of warrants, Forfeited		(482,249,417)
Weighted average grant date fair value per share, Forfeited		$ 0.00
Number of warrants, Vested	(40,000)	(635,099,315)
Weighted average grant date fair value per share, Vested	$ 1.34	$ 0.00
Unvested at ending of the period
Weighted average grant date fair value per share, Ending
Number of warrants, Forfeited		482,249,417